[GRAPHIC]

[PIONEER INVESTEMENS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO--CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Fund VCT Portfolio

   Portfolio and Performance Update                 2

   Portfolio Management Discussion                  3

   Schedule of Investments                          4

   Financial Statements                             8

   Notes to Financial Statements                   12

PIONEER FUND VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                 88%
Short Term Cash Equivalents                         5%
Depositary Receipts for International Stocks        5%
International Common Stocks                         2%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financial                                          16%
Consumer Discretionary                             15%
Industrials                                        13%
Information Technology                             13%
Consumer Staples                                   10%
Health Care                                         9%
Energy                                              9%
Telecommunication Services                          6%
Materials                                           6%
Utilities                                           3%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. ChevronTexaco Corp.                                          3.16%
  2. SBC Communications, Inc.                                     2.15
  3. Verizon Communication, Inc.                                  2.07
  4. Exxon Mobil Corp.                                            1.95
  5. Schering Plough Corp.                                        1.84

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                        6/30/02        12/31/01
Net Asset Value per Share                               $ 17.30        $  19.05

DISTRIBUTIONS PER SHARE             INCOME         SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)                DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                    $   0.060      $         --    $         --

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to the growth of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                       PIONEER FUND
                       VCT PORTFOLIO*       S&P 500 INDEX
 5/00                     $    10,000         $    10,000
12/00                     $     9,839         $     9,071
12/01                     $     8,748         $     7,997
 6/02                     $     7,971         $     6,946

The S&P Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You can not invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Portfolio                   -9.92%
(5/1/00)
1 Year                             -14.30%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, reviews the six months ended June 30, 2002.

Q: PLEASE COMMENT ON THE LAST SIX MONTHS.

A: The mood of investors turned cautious again this spring. After a strong recovery in share prices through most of the fall and winter months, prices trended down in the latter part of this reporting period. For the six months ended June 30, 2002, Class II shares of Pioneer Fund VCT Portfolio declined in net asset value by 8.89%. By comparison, the S&P 500 Index fell 13.14% over the same period.

   At the beginning of the year, we were optimistic that the worst was behind us and that share prices might soon respond to the more positive economic data. We are even more confident today that the economy is on the upswing, but recent events have inclined us toward a much more cautious near-term outlook. The main reason for our caution is the low level of confidence we see right now on the part of many investors in "Corporate America," especially with respect to reported earnings. The loss of confidence has resulted, we think, in an unusually nervous stock market, characterized by wide daily swings in share prices, especially for companies believed to have accounting problems.

   We believe that the economic improvement underway will contribute toward better earnings for many companies over the next year. The important thing will be for companies to convince skeptical investors that higher earnings are "for real." Since we do not know how quickly companies will be able to restore confidence, we have conservative expectations for stocks during the balance of the year. So far this year, Pioneer Fund VCT Portfolio has experienced lesser declines than the broader market as measured by the S&P
   500. Our successful avoidance of some of the spectacular corporate "blow-ups" has played no small part in that. Nevertheless, we are redoubling our efforts during our research process to ferret out those accounting issues that could affect share-price valuation.

Q: CAN YOU COMMENT FURTHER ON PARTICULAR DECISIONS YOU HAVE MADE SINCE THE
   BEGINNING OF THE YEAR?

A: It is our general approach to stay broadly diversified across the range of sectors and industries represented in the S&P 500. Within each area we look for companies that we think have better-than-average prospects for share-price performance over the next three to four years. While most of the stocks we choose tend to come from that list of blue-chip names compiled by the S&P in its famous index, we do not confine ourselves to that list. However, we always aim to buy shares of strong companies that are leaders in their industries.

   Finally, we often make substitutions in the portfolio of "stocks we like more" for "stocks we like less." Every day we look at the stocks we own in the portfolio relative to the stocks we do not own. If we judge that the prospects are superior for the unowned stock, we will see if we can make the appropriate substitution.

   New purchases during the first half of 2002 included Bank of America, SunTrust Banks, and American Express. Overall our weighting in financial-services stocks grew from 13.8% of portfolio assets at December 31, 2001, to 16.1% at June 30, 2002, as we become surer of the earnings prospects for companies in that sector. The three companies whose stocks we added all have strong domestic U.S. businesses. We remain cautious on the significant overseas exposures that some U.S. banks have. So we are exercising great care when buying in the financial sector, but we are buying, since the sector should prosper as the economy recovers.

   Deletions from the portfolio reflected the various aspects of our sell discipline. Best Buy, for instance, reached our target price, and we took profits. Gap, we felt, had fallen victim to management blunders that had detracted from earnings power. In the case of most of the rest of our sales, we thought simply that there were better opportunities elsewhere for the investment of portfolio assets. The other liquidations included AOL Time Warner, Dollar General, Oracle, PeopleSoft, Ericsson, Taiwan Semiconductor, and Qwest. That last stock, Qwest, we had received in exchange for our long-term holding in USWest.

Q: WHAT IS YOUR OUTLOOK ON THE STOCK MARKET GOING INTO NEXT YEAR?

A: As the economy accelerates, we may expand holdings in companies and industries that stand to benefit. In addition to investing more in the financial-services sector, we may invest additional amounts in other cyclical or economically sensitive sectors. As always, though, we shall only introduce new holdings to the Portfolio after we have thoroughly researched and considered the underlying companies in the context of their histories and prospects and industry settings. In fact, one of our emphases over the years has been an independent, research-based approach to investing. That remains our commitment, and it also remains our commitment to do the best job we can for you in both the difficult times and the good times. Your financial goals are also ours. We are grateful for your support.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

  SHARES                                                             VALUE
          COMMON STOCKS - 94.8%
          ENERGY - 8.9%
          INTEGRATED OIL & GAS - 7.8%
  59,500  BP Amoco Plc (A.D.R.)                               $  3,004,155
  42,100  Conoco, Inc.                                           1,170,380
  71,200  ChevronTexaco Corp.                                    6,301,200
  94,900  Exxon Mobil Corp.                                      3,883,308
  17,900  Royal Dutch Petroleum Co.                                989,333
  21,100  Shell Transport & Trading Co. (A.D.R.)                   949,711
                                                              ------------
                                                              $ 16,298,087
                                                              ------------

          OIL & GAS DRILLING - 1.1%
  14,800  Schlumberger Ltd.                                   $    688,200
  16,700  Smith International, Inc.*                             1,138,773
  16,800  Transocean Offshore Inc.                                 523,320
                                                              ------------
                                                              $  2,350,293
                                                              ------------
          TOTAL ENERGY                                        $ 18,648,380
                                                              ------------

          MATERIALS - 5.8%
          ALUMINUM - 0.9%
  59,200  Alcoa, Inc.                                         $  1,962,480
                                                              ------------

          COMMODITY CHEMICALS - 1.6%
  14,700  Air Products & Chemicals, Inc.                      $    741,909
  34,400  Dow Chemical Co.                                       1,182,672
  30,800  E.I. du Pont de Nemours and Co.                        1,367,520
                                                              ------------
                                                              $  3,292,101
                                                              ------------

          DIVERSIFIED CHEMICALS - 0.4%
  14,700  PPG Industries, Inc.                                $    909,930
                                                              ------------

          DIVERSIFIED METALS & MINING - 1.7%
  28,000  Phelps Dodge Corp.                                  $  1,153,600
 130,500  Rio Tinto Plc                                          2,381,714
                                                              ------------
                                                              $  3,535,314
                                                              ------------

          PAPER PRODUCTS - 0.6%
  41,000  Meadwestvaco Corp.                                  $  1,375,960
                                                              ------------
          PRECIOUS METALS & MINERALS - 0.6%
  45,900  Newmont Mining Corp.                                $  1,208,547
                                                              ------------
          TOTAL MATERIALS                                     $ 12,284,332
                                                              ------------

          CAPITAL GOODS - 6.3%
          AEROSPACE & DEFENSE - 1.7%
  19,000  Boeing Co.                                          $    855,000
  25,600  General Dynamics Corp.                                 2,722,560
                                                              ------------
                                                              $  3,577,560
                                                              ------------

          ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
  14,700  Emerson Electric Co.                                $    786,597
   4,000  General Electric Co.                                     116,200
                                                              ------------
                                                              $    902,797
                                                              ------------

          INDUSTRIAL CONGLOMERATES - 2.6%
  18,200  Diebold, Inc.                                       $    677,768
  16,500  Illinois Tool Works, Inc.                              1,126,950
  18,100  Johnson Controls, Inc.                                 1,477,141
   3,200  3M Co.                                                   393,600
  25,000  United Technologies Corp.                              1,697,500
                                                              ------------
                                                              $  5,372,959
                                                              ------------

          INDUSTRIAL MACHINERY - 1.6%
  26,800  Caterpillar, Inc.                                   $  1,311,860
  36,900  Deere & Co.                                            1,767,510
   4,900  Ingersoll-Rand Co.                                       223,734
                                                              ------------
                                                              $  3,303,104
                                                              ------------
          TOTAL CAPITAL GOODS                                 $ 13,156,420
                                                              ------------

          COMMERCIAL SERVICES & SUPPLIES - 3.2%
          DATA PROCESSING SERVICES - 1.8%
  31,300  Automatic Data Processing, Inc.                     $  1,363,115
  17,300  DST Systems, Inc.*                                       790,783
  22,800  Electronic Data Systems Corp.                            847,020
  20,250  Fiserv, Inc.*                                            743,378
                                                              ------------
                                                              $  3,744,296
                                                              ------------

          EMPLOYMENT SERVICES - 0.7%
  66,400  Robert Half International, Inc.*                    $  1,547,120
                                                              ------------

          OFFICE SERVICES & SUPPLIES - 0.7%
  37,500  Canon, Inc. (A.D.R.)                                $  1,418,625
                                                              ------------
          TOTAL COMMERCIAL SERVICES & SUPPLIES                $  6,710,041
                                                              ------------

          TRANSPORTATION - 2.9%
          AIRLINES - 0.8%
 103,400  Southwest Airlines Co.                              $  1,670,944
                                                              ------------

          RAILROADS - 2.1%
  32,000  Burlington Northern, Inc.                           $    960,000
 116,400  Norfolk Southern Corp.                                 2,721,432
  12,700  Union Pacific Corp.                                      803,656
                                                              ------------
                                                              $  4,485,088
                                                              ------------
          TOTAL TRANSPORTATION                                $  6,156,032
                                                              ------------

          AUTOMOBILES & COMPONENTS - 2.2%
          AUTOMOBILE MANUFACTURERS - 2.2%
 117,127  Ford Motor Corp.                                    $  1,874,032
  31,400  General Motors Corp.                                   1,678,330
  24,750  Paccar, Inc.                                           1,098,653
                                                              ------------
                                                              $  4,651,015
                                                              ------------
          TOTAL AUTOMOBILES & COMPONENTS                      $  4,651,015
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

 SHARES                                                              VALUE
         CONSUMER DURABLES & APPAREL - 1.2%
         HOUSEWARES & SPECIALTIES - 0.5%
 22,100  Sony Corp. (A.D.R.)                                 $  1,173,510
                                                             ------------

         PHOTOGRAPHIC PRODUCTS - 0.7%
 48,500  Eastman Kodak Co.                                   $  1,414,745
                                                             ------------
         TOTAL CONSUMER DURABLES & APPAREL                   $  2,588,255
                                                             ------------

         MEDIA - 5.5%
         ADVERTISING - 1.0%
 29,500  The Interpublic Group of Companies, Inc.            $    730,420
 28,300  Omnicom Group                                          1,296,140
                                                             ------------
                                                             $  2,026,560
                                                             ------------

         MOVIES & ENTERTAINMENT - 0.1 %
  4,300  Viacom, Inc. (Class B) (Non-voting)*                $    190,791
                                                             ------------

         PUBLISHING - 4.4%
 14,000  Dow Jones & Company, Inc.                           $    678,300
 40,800  Gannett Co.                                            3,096,720
106,300  John Wiley & Sons, Inc.                                2,549,074
 50,400  McGraw-Hill Co., Inc.                                  3,008,880
                                                             ------------
                                                             $  9,332,974
                                                             ------------
         TOTAL MEDIA                                         $ 11,550,325
                                                             ------------

         RETAILING - 5.0%
         DEPARTMENT STORES - 1.7%
 37,700  Kohl's Corp.*                                       $  2,642,016
 30,400  May Department Stores Co.                              1,001,072
                                                             ------------
                                                             $  3,643,088
                                                             ------------

         GENERAL MERCHANDISE STORES - 2.4%
 87,000  Target Corp.                                        $  3,314,700
 31,800  Wal-Mart Stores, Inc.                                  1,749,318
                                                             ------------
                                                             $  5,064,018
                                                             ------------

         HOME IMPROVEMENT RETAIL - 0.7%
 31,500  Lowe's Companies, Inc.                              $  1,430,100
                                                             ------------

         SPECIALTY STORES - 0.2%
 13,000  Barnes & Noble, Inc.*                               $    343,590
                                                             ------------
         TOTAL RETAILING                                     $ 10,480,796
                                                             ------------

         FOOD & DRUG RETAILING - 6.1%
         DRUG RETAIL - 1.9%
 20,400  CVS Corp.                                           $    624,240
 89,700  Walgreen Co.                                           3,465,111
                                                             ------------
                                                             $  4,089,351
                                                             ------------

         FOOD DISTRIBUTORS - 0.7%
 54,300  Sysco Corp.                                         $  1,478,046
                                                             ------------
         FOOD RETAIL - 3.5%
 43,300  Campbell Soup Co.                                   $  1,197,678
 29,100  General Mills, Inc.                                    1,282,728
 40,200  H.J. Heinz Co., Inc.                                   1,652,220
 17,900  Hershey Foods Corp.                                    1,118,750
 73,500  Sara Lee Corp.                                         1,517,040
 18,200  Safeway, Inc.*                                           531,258
                                                             ------------
                                                             $  7,299,674
                                                             ------------
         TOTAL FOOD & DRUG RETAILING                         $ 12,867,071
                                                             ------------

         FOOD, BEVERAGE & TOBACCO - 1.0%
         SOFT DRINKS - 1.0%
 42,200  PepsiCo, Inc.                                       $  2,034,040
                                                             ------------
         TOTAL FOOD, BEVERAGE & TOBACCO                      $  2,034,040
                                                             ------------

         HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
         HOUSEHOLD PRODUCTS - 2.2%
 42,600  Colgate-Palmolive Co.                               $  2,132,130
 28,200  Procter & Gamble Co.                                   2,518,260
                                                             ------------
                                                             $  4,650,390
                                                             ------------
         TOTAL HOUSEHOLD & PERSONAL PRODUCTS                 $  4,650,390
                                                             ------------

         HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
         HEALTH CARE DISTRIBUTORS & SERVICES - 2.8%
 38,100  Abbott Laboratories                                 $  1,434,465
 52,100  Bristol-Myers Squibb Co.                               1,338,970
 60,100  Johnson & Johnson                                      3,140,826
                                                             ------------
                                                             $  5,914,261
                                                             ------------

         HEALTH CARE EQUIPMENT - 0.8%
 46,700  Becton, Dickinson & Co.                             $  1,608,815
                                                             ------------
         TOTAL HEALTH CARE EQUIPMENT & SUPPLIES              $  7,523,076
                                                             ------------

         PHARMACEUTICALS & BIOTECHNOLOGY - 5.0%
         PHARMACEUTICALS - 5.0%
 22,500  Eli Lilly & Co.                                     $  1,269,000
  5,500  GlaxoSmithKline                                          237,270
 44,100  Merck & Co., Inc.                                      2,233,224
 27,300  Novartis AG (A.D.R.)                                   1,196,559
 46,400  Pfizer, Inc.                                           1,624,000
157,600  Schering-Plough Corp.                                  3,876,960
                                                             ------------
                                                             $ 10,437,013
                                                             ------------
         TOTAL PHARMACEUTICALS & BIOTECHNOLOGY               $ 10,437,013
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

 SHARES                                                             VALUE
         BANKS - 7.9%
 13,500  Bank of America Corp.                               $    949,860
 75,100  The Bank of New York Co., Inc.                         2,534,625
 22,600  First Tennessee National Corp.                           865,580
 12,400  Huntington Bancshares, Inc.                              240,808
 55,000  Mellon Bank Corp.                                      1,728,650
 90,700  National City Corp.                                    3,015,775
 25,300  SunTrust Banks, Inc.                                   1,713,316
 49,600  State Street Corp.                                     2,217,120
 27,700  Wells Fargo & Co.                                      1,386,662
 31,600  Washington Mutual, Inc.                                1,172,676
 15,400  Zions Bancorporation                                     802,340
                                                             ------------
         TOTAL BANKS                                         $ 16,627,412
                                                             ------------

         DIVERSIFIED FINANCIALS - 3.6%
         DIVERSIFIED FINANCIAL SERVICES - 3.6%
 17,700  American Express Co.                                $    642,864
 33,100  Citigroup, Inc.                                        1,282,625
 29,400  Federated Investors Inc.                               1,016,358
 39,400  Merrill Lynch & Co., Inc.                              1,595,700
 20,400  Morgan Stanley, Dean Witter & Co.                        878,832
 65,100  T. Rowe Price Associates, Inc.                         2,140,488
                                                             ------------
                                                             $  7,556,867
                                                             ------------
         TOTAL DIVERSIFIED FINANCIALS                        $  7,556,867
                                                             ------------

         INSURANCE - 3.9%
         INSURANCE BROKERS - 1.0%
 22,000  Marsh & McLennan Co., Inc.                          $  2,125,200
                                                             ------------

         MULTI-LINE INSURANCE - 1.0%
 29,600  American International Group, Inc.                  $  2,019,608
                                                             ------------

         PROPERTY & CASUALTY INSURANCE - 1.9%
 36,700  Chubb Corp.                                         $  2,598,360
  2,000  Partnerre Ltd.                                            97,900
 22,000  Safeco Corp.                                             679,580
 18,300  St. Paul Companies, Inc.                                 712,236
                                                             ------------
                                                             $  4,088,076
                                                             ------------
         TOTAL INSURANCE                                     $  8,232,884
                                                             ------------

         SOFTWARE & SERVICES - 3.6%
         APPLICATION SOFTWARE - 2.9%
 28,600  Adobe Systems, Inc.                                 $    815,100
 32,100  BMC Software, Inc.*                                      532,860
 47,600  Microsoft Corp.*                                       2,576,112
 14,400  Oracle Corp.*                                            136,368
 15,700  Peoplesoft Inc.                                          233,616
 33,000  Synopsys, Inc.*                                        1,808,730
                                                             ------------
                                                             $  6,102,786
                                                             ------------

         SYSTEMS SOFTWARE - 0.7%
 30,200  Computer Sciences Corp.*                            $  1,443,560
                                                             ------------
         TOTAL SOFTWARE & SERVICES                           $  7,546,346
                                                             ------------

         TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
         COMPUTER HARDWARE - 3.0%
 24,700  Dell Computer Corp.*                                $    645,658
 95,213  Hewlett-Packard Co.                                    1,454,855
 51,000  IBM Corp.*                                             3,672,000
 91,700  Sun Microsystems, Inc.*                                  459,417
                                                             ------------
                                                             $  6,231,930
                                                             ------------

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
 12,700  Agilent Technologies Inc.*                          $    300,355
 24,800  Veeco Instruments, Inc.*                                 573,128
                                                             ------------
                                                             $    873,483
                                                             ------------

         SEMICONDUCTOR EQUIPMENT - 1.3%
 85,800  Applied Materials, Inc.*                            $  1,631,916
 30,300  Novellus Systems, Inc.*                                1,030,200
                                                             ------------
                                                             $  2,662,116
                                                             ------------

         SEMICONDUCTORS - 2.3%
 46,000  Altera Corp.*                                       $    625,600
100,700  Intel Corp.                                            1,839,789
 26,800  Micrel Inc.*                                             385,384
 90,800  Texas Instruments, Inc.                                2,151,960
                                                             ------------
                                                             $  5,002,733
                                                             ------------

         TELECOMMUNICATIONS EQUIPMENT - 1.2%
 12,300  Corning, Inc.*                                      $     43,665
118,200  Motorola, Inc.                                         1,704,444
 58,900  Nokia Corp. (A.D.R.)                                     852,872
                                                             ------------
                                                             $  2,600,981
                                                             ------------
         TOTAL TECHNOLOGY HARDWARE & EQUIPMENT               $ 17,371,243
                                                             ------------

         TELECOMMUNICATION SERVICES - 5.9%
         INTEGRATED TELECOMMUNICATION SERVICES - 5.9%
 15,000  Alltel Corp.                                        $    705,000
 86,900  BellSouth Corp.                                        2,737,350
 47,200  Sprint Corp.-FON Group                                   500,792
140,700  SBC Communications, Inc.                               4,291,350
102,900  Verizon Communications, Inc.                           4,131,435
                                                             ------------
                                                             $ 12,365,927
                                                             ------------
         TOTAL TELECOMMUNICATION SERVICES                    $ 12,365,927
                                                             ------------

         UTILITIES - 2.4%
         ELECTRIC UTILITIES - 1.4%
 21,400  American Electric Power Co., Inc.                   $    856,428
 40,000  Allegheny Energy, Inc.                                 1,030,000
 37,000  DPL, Inc.                                                978,650
                                                             ------------
                                                             $  2,865,078
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                            VALUE
             GAS UTILITIES - 0.6%
     17,900  KeySpan Energy Corp.                                $    673,935
     24,700  Vectren Corp.                                            619,970
                                                                 ------------
                                                                 $  1,293,905
                                                                 ------------

             WATER UTILITIES - 0.4%
     19,700  American Water Works Co., Inc.                      $    851,237
                                                                 ------------
             TOTAL UTILITIES                                     $  5,010,220
                                                                 ------------

             HEALTH CARE - 0.4%

             HEALTH CARE (DRUGS/MAJOR
             PHARMACEUTICALS) - 0.4%
     12,100  Roche Holdings                                      $    907,498
                                                                 ------------
             TOTAL HEALTH CARE                                   $    907,498
                                                                 ------------
             TOTAL COMMON STOCKS
             (Cost $211,961,362)                                 $199,355,583
                                                                 ============

  PRINCIPAL
     AMOUNT
             TEMPORARY CASH INVESTMENT - 5.2%
             REPURCHASE AGREEMENT - 5.2%
$11,000,000  Credit Suisse First Boston, Inc., 1.86%
             dated 6/28/02, repurchase price of
             $11,000,000 plus accrued interest on
             7/1/02 collateralized by $9,917,000
             U.S. Treasury Bond, 3.25%, 12/31/03                 $ 11,000,000
                                                                 ------------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $11,000,000)                                  $ 11,000,000
                                                                 ------------
             TOTAL INVESTMENT IN SECURITIES
             AND TEMPORARY CASH
             INVESTMENT - 100.0%
             (Cost $222,961,362)                                 $210,355,583
                                                                 ============

* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                                            SIX MONTHS ENDED
                                                                                6/30/02              YEAR ENDED       5/1/00 TO
CLASS II                                                                       (UNAUDITED)           12/31/2001       12/31/00
Net asset value, beginning of period                                            $  19.05              $  22.65         $ 23.28
                                                                                --------              --------         -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                  $   0.05              $   0.14         $  0.12
  Net realized and unrealized gain (loss) on investments                           (1.74)                (2.59)          (0.45)
                                                                                --------              --------         -------
   Net decrease from investment operations                                      $  (1.69)             $  (2.45)        $ (0.33)
Distributions to shareowners:
  Net investment income                                                            (0.06)                (0.13)          (0.17)
  Net realized gain                                                                    -                 (1.02)          (0.13)
                                                                                --------              --------         -------
Net increase (decrease) in net asset value                                      $  (1.75)             $  (3.60)        $ (0.63)
                                                                                --------              --------         -------
Net asset value, end of period                                                  $  17.30              $  19.05         $ 22.65
                                                                                ========              ========         =======
Total return*                                                                      (8.89)%              (11.09)%         (1.61)%
Ratio of net expenses to average net assets+                                        1.01%**               1.04%           0.93%**
Ratio of net investment income to average net assets+                               0.66%**               0.49%           0.47%**
Portfolio turnover rate                                                                9%**                  7%             37%**
Net assets, end of period (in thousands)                                        $ 29,782              $ 12,674         $ 2,894
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                      1.01%**               1.04%           0.93%**
  Net investment income                                                             0.66%**               0.49%           0.47%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                      1.01%**               1.04%           0.93%**
  Net investment income                                                             0.66%**               0.49%           0.47%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

ASSETS
 Investment in securities, at value (cost $211,961,362)                                              $ 199,355,583
 Temporary cash investments (at amortized cost)                                                         11,000,000
 Cash  22,101
 Foreign currencies, at value                                                                                    -
 Receivables -
  Investment securities sold                                                                               709,134
  Fund shares sold                                                                                          62,409
  Collateral for securities loaned, at fair value                                                                -
  Variation margin                                                                                               -
  Dividends, interest and foreign taxes withheld                                                           223,176
  Forward foreign currency settlement contracts, net                                                             -
  Forward foreign currency portfolio hedge contracts, net                                                        -
  Due from Pioneer Investment Management, Inc.                                                                   -
 Other                                                                                                         675
                                                                                                     -------------
     Total assets                                                                                    $ 211,373,078
                                                                                                     -------------

LIABILITIES:
 Payables -
  Investment securities purchased                                                                    $     634,846
  Fund shares repurchased                                                                                  931,684
  Dividends                                                                                                      -
  Upon return of securities loaned                                                                               -
  Variation margin                                                                                               -
  Forward foreign currency settlement contracts, net                                                             -
  Forward foreign currency portfolio hedge contracts, net                                                        -
 Due to bank                                                                                                     -
 Due to affiliates                                                                                         148,618
 Accrued expenses                                                                                                -
 Other                                                                                                           -
                                                                                                     -------------
     Total liabilities                                                                               $   1,715,148
                                                                                                     -------------

NET ASSETS:
 Paid-in capital                                                                                     $ 237,860,897
 Accumulated net investment income (loss)                                                                   83,525
 Accumulated undistributed net realized gain (loss)                                                    (15,680,713)
 Net unrealized gain (loss) on:
  Investments                                                                                          (12,605,779)
  Futures contracts                                                                                              -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                                             -
                                                                                                     -------------
     Total net assets                                                                                $ 209,657,930
                                                                                                     -------------

NET ASSET VALUE PER SHARE:

 CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                                                       $ 179,876,379
    Shares outstanding                                                                                  10,376,774
                                                                                                     -------------
    Net asset value per share                                                                        $       17.33

 CLASS II:
  (Unlimited number of shares authorized)
    Net assets                                                                                       $  29,781,551
    Shares outstanding                                                                                   1,721,528
                                                                                                     -------------
    Net asset value per share                                                                                17.30

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                   SIX MONTHS ENDED
                                                                                                       6/30/02
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $22,268)                                               $   1,771,700
 Interest                                                                                                  73,987
 Income on securities loaned, net                                                                           1,149
 Other                                                                                                          -
                                                                                                    -------------
     Total investment income                                                                        $   1,846,836
                                                                                                    -------------

EXPENSES:
 Management fees                                                                                    $     710,340
 Transfer agent fees                                                                                        2,534
 Distribution fees (Class II)                                                                              26,904
 Administrative fees                                                                                       23,045
 Custodian fees                                                                                            16,395
 Professional fees                                                                                         14,521
 Printing                                                                                                  37,204
 Fees and expenses of nonaffiliated trustees                                                                2,664
 Miscellaneous                                                                                              3,835
                                                                                                    -------------
    Total expenses                                                                                  $     837,442
    Less management fees waived and expenses assumed
     by Pioneer Investment Management, Inc.                                                                     -
    Less fees paid indirectly                                                                                   -
                                                                                                    -------------
    Net expenses                                                                                    $     837,442
                                                                                                    -------------
       Net investment income (loss)                                                                 $   1,009,394
                                                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                                       $  (8,653,462)
  Futures contracts                                                                                             -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                                         (702)
                                                                                                    -------------
                                                                                                    $  (8,654,164)
                                                                                                    -------------
 Change in net unrealized gain or loss from:
  Investments                                                                                       $ (12,728,163)
  Futures contracts                                                                                             -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                                            -
                                                                                                    -------------
                                                                                                    $ (12,728,163)
                                                                                                    -------------
 Net gain (loss) on investments, futures contracts and
  foreign currency transactions                                                                     $ (21,382,327)
                                                                                                    =============
 Net increase (decrease) in net assets resulting from operations                                    $ (20,372,933)
                                                                                                    =============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         PIONEER FUND
                                                                                                         VCT PORTFOLIO

                                                                                               SIX MONTHS
                                                                                                  ENDED                YEAR
                                                                                                 6/30/02               ENDED
                                                                                               (UNAUDITED)           12/31/01
FROM OPERATIONS:
Net investment income (loss)                                                                 $    1,009,394       $    1,728,049
Net realized gain (loss) on investments,
   futures and foreign currency transactions                                                     (8,654,164)          (6,877,079)
Change in net unrealized gain or loss on
   investments, futures and foreign
   currency transactions                                                                        (12,728,163)         (20,287,635)
                                                                                             --------------       --------------
    Net increase (decrease) in net assets
      resulting from operations                                                              $  (20,372,933)      $  (25,436,665)
                                                                                             --------------       --------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                                   $     (840,786)      $   (1,709,836)
   Class II                                                                                         (85,083)             (44,564)
Net realized gain
   Class I                                                                                                -          (10,092,777)
   Class II                                                                                               -             (266,764)
Tax return of capital
   Class I                                                                                                -                    -
   Class II                                                                                               -                    -
                                                                                             --------------       --------------
     Total distributions to shareowners                                                      $     (925,869)      $  (12,113,941)
                                                                                             --------------       --------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                             $   31,700,394       $   34,292,085
Reinvestment of distributions                                                                       925,868           12,113,941
Cost of shares repurchased                                                                      (13,503,479)         (22,023,265)
                                                                                             --------------       --------------
    Net increase (decrease) in net assets
      resulting from fund share transactions                                                 $   19,122,783       $   24,382,761
                                                                                             --------------       --------------
    Net increase (decrease) in net assets                                                    $   (2,176,019)      $  (13,167,845)

NET ASSETS:
Beginning of period                                                                             211,833,949          225,001,794
                                                                                             --------------       --------------
End of period                                                                                $  209,657,930       $  211,833,949
                                                                                             ==============       ==============
Accumulated net investment income (loss),
   end of period                                                                             $       83,525       $            -
                                                                                             ==============       ==============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Global Financials VCT Portfolio (Global Financials Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio (Global Health Care Portfolio) Pioneer Global Telecoms VCT Portfolio (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio) Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Fund Portfolio is to seek reasonable income and growth of capital.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of $6,699,261 that expires in 2009 if not utilized.

D. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of it's Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. SECURITIES LENDING

   The Portfolio loans securities in it's portfolio to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the balance sheet. As of June 30, 2002, the Portfolio had no outstanding loaned securities.

F. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2002, $128,643 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,264 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $18,711 in distribution fees payable to PFD at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                GROSS                   GROSS          NET APPRECIATION/
 PORTFOLIO                              TAX COST             APPRECIATION            DEPRECIATION       (DEPRECIATION)
 -----------------------------------------------------------------------------------------------------------------------
 Fund Portfolio                      $ 223,041,713           $ 13,845,299           $ (26,531,429)      $  (12,686,130)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $21,133,948 and $8,977,248, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

 FUND PORTFOLIO                       '02 SHARES              '02 AMOUNT             '01 SHARES                  '01 AMOUNT
                                     (UNAUDITED)             (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------------
 FUND PORTFOLIO
 CLASS I:
 Shares sold                             441,883            $  8,483,915              1,083,435                $ 22,410,451
 Reinvestment of distributions            46,107                 840,785                587,113                  11,802,613
 Shares repurchased                     (550,939)            (10,162,702)            (1,028,010)                (20,460,802)
                                      -------------------------------------------------------------------------------------
   Net increase (decrease)               (62,949)           $   (838,002)               642,538                $ 13,752,262
                                      -------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                           1,234,942            $ 23,216,479                602,236                $ 11,881,634
 Reinvestment of distributions             4,730                  85,083                 15,547                     311,328
 Shares repurchased                     (183,523)             (3,340,777)               (80,202)                 (1,562,463)
                                      -------------------------------------------------------------------------------------
  Net increase (decrease)              1,056,149            $ 19,960,785                537,581                $ 10,630,499

                            THIS PAGE FOR YOUR NOTES

                            THIS PAGE FOR YOUR NOTES

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
DANIEL T. GERACI
MARGUERITE A. PIRET
STEPHEN K. WEST
MARGARET B.W. GRAHAM
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12066-00-0802